Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets and Goodwill
Balance as of December 31, 2019	$ 4,738	$ 4,738	$ 4,399
Goodwill acquired	470,945		339
Balance as of June 30, 2020	$ 480,578	4,738	4,738	$ 4,399
Impairment of goodwill		$ 0	$ 0	$ 0